Shareholder Report, Holdings (Details)	Dec. 31, 2025
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	70.40%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	29.00%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	36.60%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	45.90%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	0.70%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.40%
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.60%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	86.50%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	11.30%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	50.60%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	28.00%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	97.80%
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fidelity SAI Municipal Income Fund | TS0Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity SAI Municipal Income Fund | TS1Member
Holdings [Line Items]
Percent of Net Asset Value	7.90%
Fidelity SAI Municipal Income Fund | TS2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity SAI Municipal Income Fund | TS3Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity SAI Municipal Income Fund | TS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Fidelity SAI Municipal Income Fund | RS0Member
Holdings [Line Items]
Percent of Net Asset Value	34.40%
Fidelity SAI Municipal Income Fund | RS1Member
Holdings [Line Items]
Percent of Net Asset Value	16.70%
Fidelity SAI Municipal Income Fund | RS2Member
Holdings [Line Items]
Percent of Net Asset Value	8.90%
Fidelity SAI Municipal Income Fund | RS3Member
Holdings [Line Items]
Percent of Net Asset Value	8.40%
Fidelity SAI Municipal Income Fund | RS4Member
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Fidelity SAI Municipal Income Fund | RS5Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity SAI Municipal Income Fund | RS6Member
Holdings [Line Items]
Percent of Net Asset Value	5.20%
Fidelity SAI Municipal Income Fund | RS7Member
Holdings [Line Items]
Percent of Net Asset Value	6.10%
Fidelity SAI Municipal Income Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	6.30%
Fidelity SAI Municipal Income Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	40.60%
Fidelity SAI Municipal Income Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	32.40%
Fidelity SAI Municipal Income Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	6.60%
Fidelity SAI Municipal Income Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI Municipal Income Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity SAI Municipal Income Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI Municipal Income Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	2.90%
Fidelity SAI Municipal Income Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	9.70%
Fidelity SAI International Credit Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	17.10%
Fidelity SAI International Credit Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	6.40%
Fidelity SAI International Credit Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Fidelity SAI International Credit Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI International Credit Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI International Credit Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Fidelity SAI International Credit Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity SAI International Credit Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity SAI International Credit Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI International Credit Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity SAI International Credit Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	12.20%
Fidelity SAI International Credit Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity SAI International Credit Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Fidelity SAI International Credit Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	32.30%
Fidelity SAI International Credit Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI International Credit Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity SAI International Credit Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity SAI International Credit Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Fidelity SAI International Credit Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI International Credit Fund | QDUSGovernmentandUSGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity SAI International Credit Fund | QDDMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity SAI International Credit Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	33.50%
Fidelity SAI International Credit Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	16.80%
Fidelity SAI International Credit Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity SAI International Credit Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	5.60%
Fidelity SAI International Credit Fund | France
Holdings [Line Items]
Percent of Net Asset Value	5.10%
Fidelity SAI International Credit Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity SAI International Credit Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.00%
Fidelity SAI International Credit Fund | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	3.60%
Fidelity SAI International Credit Fund | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Fidelity SAI International Credit Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity SAI International Credit Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	23.50%
Fidelity SAI International Credit Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity SAI International Credit Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	58.40%
Fidelity SAI International Credit Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity SAI International Credit Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Fidelity International Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity International Bond Index Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	7.70%
Fidelity International Bond Index Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Fidelity International Bond Index Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Fidelity International Bond Index Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Fidelity International Bond Index Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Fidelity International Bond Index Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Fidelity International Bond Index Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Fidelity International Bond Index Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Fidelity International Bond Index Fund | QDAAAMember
Holdings [Line Items]
Percent of Net Asset Value	18.80%
Fidelity International Bond Index Fund | QDAAMember
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity International Bond Index Fund | QDAMember
Holdings [Line Items]
Percent of Net Asset Value	20.60%
Fidelity International Bond Index Fund | QDBBBMember
Holdings [Line Items]
Percent of Net Asset Value	12.80%
Fidelity International Bond Index Fund | QDBBMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity International Bond Index Fund | QDBMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity International Bond Index Fund | QDCCCCCCMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity International Bond Index Fund | QDNotRatedMember
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Fidelity International Bond Index Fund | QDShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity International Bond Index Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	5.50%
Fidelity International Bond Index Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	8.10%
Fidelity International Bond Index Fund | Germany
Holdings [Line Items]
Percent of Net Asset Value	11.40%
Fidelity International Bond Index Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Fidelity International Bond Index Fund | France
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Fidelity International Bond Index Fund | MultinationalMember
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Fidelity International Bond Index Fund | Japan
Holdings [Line Items]
Percent of Net Asset Value	12.50%
Fidelity International Bond Index Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	20.70%
Fidelity International Bond Index Fund | Italy
Holdings [Line Items]
Percent of Net Asset Value	8.80%
Fidelity International Bond Index Fund | Spain
Holdings [Line Items]
Percent of Net Asset Value	6.00%
Fidelity International Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity International Bond Index Fund | AACorporateBondsMember
Holdings [Line Items]
Percent of Net Asset Value	30.50%
Fidelity International Bond Index Fund | AAForeignGovernmentandGovernmentAgencyObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	68.20%
Fidelity International Bond Index Fund | AAPreferredSecuritiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.40%
Fidelity Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	78.10%
Fidelity Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	21.40%
Fidelity Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	42.20%
Fidelity Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	36.50%
Fidelity Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	16.90%
Fidelity Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.50%
Fidelity Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity SAI Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	78.20%
Fidelity SAI Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	20.90%
Fidelity SAI Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	40.20%
Fidelity SAI Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	39.30%
Fidelity SAI Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	16.20%
Fidelity SAI Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity SAI Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	99.10%
Fidelity SAI Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	0.90%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	85.00%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	10.00%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | CD0Member
Holdings [Line Items]
Percent of Net Asset Value	49.80%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | CD1Member
Holdings [Line Items]
Percent of Net Asset Value	26.70%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | CD2Member
Holdings [Line Items]
Percent of Net Asset Value	13.90%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | CD3Member
Holdings [Line Items]
Percent of Net Asset Value	4.60%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | AAUSTreasuryObligationsMember
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity SAI 0-5 Year Inflation-Protected Bond Index Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	5.00%